UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                  -------------


Check here if Amendment [  ]: Amendment Number:
                                                 ----------------------

        This Amendment (Check only one): | |  is a restatement
                                         | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             GPS Partners, LLC
Address:          2120 Colorado Avenue
                  Suite 250
                  Santa Monica, CA  90404


Form 13F File Number:   28-12285
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Steven A. Sugarman
Title:        Partner
Phone:        (310) 496-5360

Signature, Place and Date of Signing:


 /s/ Steven A. Sugarman                Santa Monica, CA          August 14, 2008
-------------------------------        ----------------          --------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                -----------------------------

Form 13F Information Table Entry Total:                       31
                                                -----------------------------

Form 13F Information Table Value Total:                    $129,979
                                                -----------------------------
                                                        (in thousands)


     CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER. OMITTED INFORMATION HAS BEEN REPLACED WITH ASTERISKS.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

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
                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                                     Quarter Ended June 30, 2008

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                              CLASS                       VALUE       SHRS OR  SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
                              -----                       ------      -------  ---  ----  ----------  -----         ----------------
NAME OF ISSUER                TITLE           CUSIP     (X$1,000)     PRN AMT  PRN  CALL  DISCRETION MANAGERS       SOLE SHARED NONE
--------------                -----           -----     ---------     -------  ---  ----  ---------- --------       ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ATLAS PIPELINE PARTNERS LP    UNIT L P INT    049392103     1,546      39,578  SH         SOLE                    39,578
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER  096627104       423      18,000  SH         SOLE                    18,000
BREITBURN ENERGY PARTNERS L P COM UT LTD PTN  106776107     1,782      82,392  SH         SOLE                    82,392
CONOCOPHILLIPS                COM             20825C104       201       2,134  SH         SOLE                     2,134
CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B  21038E101    60,816   2,933,726  SH         SOLE                 2,933,726
COPANO ENERGY L L C           COM UNITS       217202100     1,451      42,984  SH         SOLE                    42,984
CROSSTEX ENERGY L P           COM             22765U102       344      12,000  SH         SOLE                    12,000
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN  23311P100       406      13,889  SH         SOLE                    13,889
EL PASO PIPELINE PARTNERS L   COM UNIT LPI    283702108     1,171      56,651  SH         SOLE                    56,651
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100    10,631     366,724  SH         SOLE                   366,724
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109     1,051      24,186  SH         SOLE                    24,186
EV ENERGY PARTNERS L P        COM UNITS       26926V107       366      12,615  SH         SOLE                    12,615
EXXON MOBIL CORP              COM             30231G102       534       6,064  SH         SOLE                     6,064
GENERAL ELECTRIC CO           COM             369604103       287      10,746  SH         SOLE                    10,746
GLOBAL PARTNERS LP            COM UNITS       37946R109       166      10,460  SH         SOLE                    10,460
HILAND HLDGS GP LP            UNIT LP INT     43129M107       478      17,733  SH         SOLE                    17,733
ISHARES TR                    MSCI EAFE IDX   464287465       239       3,480  SH         SOLE                     3,480
MANULIFE FINL CORP            COM             56501R106     2,437      70,198  SH         SOLE                    70,198
NAVIOS MARITIME PARTNERS L P  UNIT LPI        Y62267102       215      14,738  SH         SOLE                    14,738
NGP CAP RES CO                COM             62912R107     1,679     108,933  SH         SOLE                   108,933
NUSTAR ENERGY LP              UNIT COM        67058H102       261       5,500  SH         SOLE                     5,500
PALATIN TECHNOLOGIES INC      COM NEW         696077304         2      10,000  SH         SOLE                    10,000
PEREGRINE PHARMACEUTICALS IN  COM             713661106         8      20,000  SH         SOLE                    20,000
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105       908      20,123  SH         SOLE                    20,123
SEMGROUP ENERGY PARTNERS L P  COM UNIT LP     81662W108       572      22,562  SH         SOLE                    22,562
SIRF TECHNOLOGY HLDGS INC     COM             82967H101       108      25,000  SH         SOLE                    25,000
SPDR SERIES TRUST             S&P OILGAS EXP  78464A730     7,028     100,000  SH   PUT   SOLE                   100,000
SPDR TR                       UNIT SER 1      78462F103       264       2,064  SH         SOLE                     2,064
TRIMBLE NAVIGATION LTD        COM             896239100       678      19,000  SH         SOLE                    19,000
VELOCITY EXPRESS CORP         COM PAR NEW     92257T707    33,568     113,635  SH         SOLE                   113,635
VERIZON COMMUNICATIONS INC    COM             92343V104       359      45,000  SH         SOLE                    45,000
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